OPERATING COSTS BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Restructuring costs	$ 109	$ 5,692